Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Taxes
Income before income taxes

($ in millions)
For the year ended December 31:	2019	2018	2017
Income from continuing operations before income taxes
U.S. operations	$(315)	$627	$560
Non-U.S. operations	10,481	10,715	10,840
Total income from continuing operations before income taxes	$10,166	$11,342	$11,400

Components of the provision for income taxes by geographic operations and taxing jurisdiction

($ in millions)
For the year ended December 31:	2019	2018	2017
U.S. operations	$(408)	$1,199	$2,923
Non-U.S. operations	1,139	1,420	2,719
Total continuing operations provision for income taxes	$731	$2,619	$5,642

($ in millions)
For the year ended December 31:	2019	2018	2017
U.S. federal
Current	$331	$(342)	$2,388
Deferred	(839)	1,377	77
	$(508)	$1,035	$2,465
U.S. state and local
Current	$(85)	$127	$55
Deferred	(82)	(292)	28
	$(167)	$(165)	$83
Non-U.S.
Current	$1,829	$2,135	$3,891
Deferred	(423)	(386)	(797)
	$1,406	$1,749	$3,094
Total continuing operations provision for income taxes	$731	$2,619	$5,642
Discontinued operations provision for/(benefit from) income taxes	(1)	2	(3)
Provision for social security, real estate, personal property and other taxes	3,304	3,322	3,434
Total taxes included in net income	$4,034	$5,943	$9,073

Effective income tax rate reconciliation

For the year ended December 31:	2019	2018		2017
Statutory rate	21%	21%		35%
Enactment of U.S. tax reform	1	18		48
Tax differential on foreign income	(11)	(9)	*	(26)
Intra-entity transfers	0	0		(5)
Domestic incentives	(2)	(3)	*	(2)
State and local	(1)	(1)		1
Other	(1)	(3)		(2)
Effective rate	7%	23%		49%

* Reclassified to conform to 2019 presentation.

Percentages rounded for disclosure purposes.

Components of deferred tax assets and liabilities

Deferred Tax Assets

($ in millions)
At December 31:	2019	2018
Retirement benefits	$3,766	$3,620
Leases*	1,729	103	**
Share-based and other compensation	637	636
Domestic tax loss/credit carryforwards	1,259	964
Deferred income	600	674
Foreign tax loss/credit carryforwards	836	903
Bad debt, inventory and warranty reserves	298	348
Depreciation	253	231
Accruals	368	336
Intangible assets	592	620
Capitalized research and development	722	—
Other	1,438	1,398
Gross deferred tax assets	12,498	9,833
Less: valuation allowance	608	915
Net deferred tax assets	$11,890	$8,918

Deferred Tax Liabilities

($ in millions)
At December 31:	2019	2018
Goodwill and intangible assets+	$3,111	$1,200
GILTI deferred taxes	1,908	1,927
Leases and right-of-use assets*	2,216	580
Depreciation	728	719
Retirement benefits	1,002	455
Software development costs+	1,075	292
Deferred transition costs	233	233
Undistributed foreign earnings	725	981
Other	940	1,011
Gross deferred tax liabilities	$11,938	$7,398

*    Reflects the adoption of the FASB guidance on leases.

**  Previously included in Other.

+ The increase in the balance was primarily due to the acquisition of Red Hat.

Reconciliation of the beginning and ending amount of unrecognized tax benefits

($ in millions)	2019	2018	2017
Balance at January 1	$6,759	$7,031	$3,740
Additions based on tax positions related to the current year	816	394	3,029
Additions for tax positions of prior years	779	1,201	803
Reductions for tax positions of prior years (including impacts due to a lapse of statute)	(922)	(1,686)	(367)
Settlements	(286)	(181)	(174)
Balance at December 31	$7,146	$6,759	$7,031